Capital Stock	3 Months Ended
Mar. 31, 2019
Stockholders' Equity Note [Abstract]
Capital Stock

NOTE 11 - Capital Stock

1)	Preferred Stock:

The Company is authorized to issue 50,000,000 shares of preferred stock, with par value of $0.001. As of March 31, 2019, there were no preferred stock shares outstanding. The Board of Directors has the authority to issue preferred stock in one or more series, and in connection with the creation of any such series, by resolutions providing for the issuance of the shares thereof, to determine dividends, voting rights, conversion rights, redemption privileges and liquidation preferences.

2)	Common Stock:

The Company is authorized to issue 90,000,000 shares of common stock, reflecting a reverse split in the ratio of 1 for 5 effective January 16, 2019, with par value of $0.001.

On February 13, 2017, all of Aircom's 5,513,334 restricted shares were converted to 2,055,947 shares of Aerkomm's restricted stock at the ratio of 2.681651 to 1, pursuant to the Exchange Agreement (see Note 1). As of March 31, 2019, December 31, 2018 and 2017, the restricted shares consisted of the following:

	March 31, 2019	December 31, 2018	December 31, 2017

Restricted stock - vested	1,802,373	1,802,373	2,047,661
Restricted stock - unvested	149,162	149,162	8,286
Total restricted stock	1,951,535	1,951,535	2,055,947

The unvested shares of restricted stock were recorded under a deposit liability account awaiting future conversion to common stock when they become vested. On December 21, 2018, the Company repurchased and cancelled an aggregate of 104,413 unvested shares of restricted common stock for a purchase price of $0.0067 per share.

On March 31, 2017, the Company completed its private placement offering of 100,000 shares of common stock at a price of $15.00 per share for the aggregate amount of $1,500,000.

On June 6, 2017, the Company completed its private placement offering of 12,000 shares of common stock at a price of $25.00 per share for the aggregate amount of $300,000. Additionally, on June 6, 2017, pursuant to a settlement and release agreement with Priceplay Taiwan Inc. ("PPTW") dated March 31, 2017, among the Company, PPTW and Aircom, the Company issued 32,772 shares of its common stock to PPTW in settlement of an outstanding $819,300 obligation of Aircom to PPTW. Additionally, pursuant to a similar settlement and release agreement with Priceplay.com, Inc. ("PPUS") dated March 31, 2017, the Company issued 29,480 shares of its common stock to PPUS in settlement of an outstanding $737,000 obligation of Aircom to PPUS, and pursuant to a third similar settlement and release agreement with Aircom and dMobile System Co. ltd. (dMobile), it issued 18,844 shares of its common stock to dMobile in settlement of an outstanding $471,100 obligation of Aircom to dMobile. In the aggregate, the Company has issued 81,096 shares to the three settlement recipients at a price of $25.00 per share for a total of $2,027,400.

On July 5, 2017, the Company completed its first closing of a private placement offering in which it sold 1,000 shares of its common stock to Daniel Shih, the Company's co-founder, at a price of $27.50 per share for a total of $27,500. The Company conducted additional closings in July and August for a total of $517,413. As of October 31, 2017, the total subscribed capital amounted to $544,913. On October 31, 2017, the Company completed this private placement offering of 52,818 shares of common stock at a price of $27.50 per share for the aggregate amount of $1,452,473.

On November 30, 2017 and June 30, 2018, the Company issued 16,000 and 4,000 and 8,000 and 2,000 shares of its common stock to Integra Consulting Group LLC ("Integra") and Anthony D. Altavilla, principal of Integra, respectively, according to the Consulting Agreement signed on November 15, 2017 between the Company and Integra.

As of March 31, 2018, the Company completed its private placement offering of 24,666 shares of its common stock at a price of $28.00 per share for the aggregate amount of $690,648. As of March 31, 2018, the common shares were issued and the subscriptions receivable of $559,608 were collected subsequently in April and May, 2018.

On May 14, 2018, the Company entered into an underwriting agreement (the "Underwriting Agreement") with Boustead Securities, LLC ("Boustead") in connection with the public offering, issuance and sale of up to 1,411,782 shares of the Company's common stock on a best efforts basis, with a minimum requirement of 117,647 shares, at the public offering price of $42.50 (originally $8.5 per share before 1 to 5 reverse split) per share, less underwriting discounts, for minimum gross proceeds of $5,000,000 and up to a maximum of $60,000,000. As of December 31, 2018, pursuant to the Underwriting Agreement, the Company had issued an aggregate of 1,024,980 shares of common stock (including 19 shares that were added as a result of rounding in connection with the one-for-five reverse split concluded on January 16, 2019) for gross proceeds of $43,560,894, or net proceeds of $39,810,204. On April 23, 2019, the Company filed a post-effective amendment No. 2 with the Securities and Exchange Commission (the "SEC") to extend the Offering to attempt to raise the remaining $16.44 million of the amount that was originally registered in the Offering, as well as a $9 million over-subscription option amount.

As of December 31, 2018, one non-employee with qualified stock options exercised the stock options and transferred to 3,935 shares of the Company's common stock.

3)	Stock Warrant:

The Company has entered into a service agreement which provides for the issuance of warrants to purchase shares of its common stock to a service provider as payment for services. The warrants allow the service provider to purchase a number of shares of Aerkomm common stock equal to the service fee value divided by 85% of the share price paid by investors for Aerkomm's common stock in the first subsequent qualifying equity financing event, at an exercise price of $0.05 per share. For the three-month periods ended March 31, 2019 and 2018 and the year ended December 31, 2018, Aerkomm has issued additional stock warrants exercisable for $0, $26,667 and $56,667, respectively, in value of Aerkomm common stock to the service provider as payment for additional services. As of March 31, 2019, these warrants are equivalent to 4,891 shares of the Company's common stock.

In connection with the Underwriting Agreement with Boustead, the Company agreed to issue to Boustead warrants to purchase a number of the Company's shares equal to 6% of the gross proceeds of the public offering, which shall be exercisable, in whole or in part, commencing on April 13, 2018 and expiring on the five-year anniversary at an initial exercise price of $53.125 per share, which is equal to 125% of the offering price paid by investors. As of March 31, 2019 and December 31, 2018, the Company issued warrants to Boustead to purchase 61,498 shares of the Company's stock and the total warrant value is $125,500 (unaudited) and $193,700.  For the three-month period ended March 31, 2019 and the year ended December 31, 2018, the Company recorded $68,200 (unaudited) and $484,500 to decrease additional paid-in capital as the adjustment for the issuance costs of these stock warrants.